Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Schedule of intangible assets and goodwill

	Goodwill		In process R&D (Flysin)		Trademark rights		Software		Total
Cost
Beginning Cost at 12/31/2023	₣	22,848,728	₣	28,498,755	₣	31,261,245	₣	48,857	₣	82,657,585
Disposals		-		-		-		(7,999)		(7,999)
FX effects		-		-		1,272		-		1,272
Ending Cost at 12/31/2024	₣	22,848,728	₣	28,498,755	₣	31,262,517	₣	40,858	₣	82,650,858
Additions		-		-		-		-		-
FX effects		-		-		816		8		824
Ending Cost at 12/31/2025	₣	22,848,728	₣	28,498,755	₣	31,263,333	₣	40,866	₣	82,651,682

Accumulated depreciation
Balance at 12/31/2023	₣	-	₣	-	₣	(4,696,411)	₣	(37,253)	₣	(4,733,664)
Amortization for the year		-		-		(1,579,717)		(7,597)		(1,587,314)
Disposals		-		-		-		4,140		4,140
Balance at 12/31/2024		-		-		(6,276,128)		(40,710)		(6,316,838)
Amortization for the year		-		-		(1,577,997)		(156)		(1,578,153)
Balance at 12/31/2025	₣	-	₣	-	₣	(7,854,125)	₣	(40,866)	₣	(7,894,991)

Carrying Amount
at 12/31/2024	₣	22,848,728	₣	28,498,755	₣	24,986,389	₣	148	₣	76,334,020
at 12/31/2025	₣	22,848,728	₣	28,498,755	₣	23,409,208	₣	-	₣	74,756,691